Other Assets, Net - Summary of Analysis of Other Assets (Parenthetical) (Detail) - MXN ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Disclosure of Other Assets [line items]
Judicial deposits	[1]	$ 16,309,977	$ 14,583,504
Brazil [member]
Disclosure of Other Assets [line items]
Judicial deposits		$ 16,309,977	$ 14,583,504

[1]	Judicial deposits represent cash and cash equivalents pledged in order to fulfill the collateral requirements for tax contingencies mainly in Brazil. As of December 31, 2021 and 2022, the amount for these deposits is Ps. 14,583,504 and Ps. 16,309,977 respectively for Brazil. Based on its evaluation of the underlying contingencies, the Company believes that such amounts are recoverable. See Note 17 b).